Note 14 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
		As recast (note 3(b))	As recast (note 3(b))

Salaries and short-term employee benefits	$1,605	$1,543	$1,457
Stock-based compensation	371	1,191	1,871

	$1,976	$2,734	$3,328
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
		As recast (note 3(b))	As recast (note 3(b))

Directors’ fees	$240	$240	$239
Stock-based compensation	128	157	273

	$368	$397	$512